UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%
Alliant Techsystems Inc.
Term Loan, 3.50%, Maturing November 1, 2020	2,494	$2,499,206
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	10,577	10,552,640
Booz Allen Hamilton Inc.
Term Loan, 5.25%, Maturing July 31, 2019	14,529	14,557,807
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,268	2,302,432
Term Loan, 5.00%, Maturing November 2, 2018	5,002	5,078,895
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	25,525	25,482,450
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	960	963,771
IAP Worldwide Services, Inc.
Term Loan, 0.00%, Maturing December 31, 2015(2)	4,974	1,558,366
Term Loan - Second Lien, 0.00%, Maturing June 30, 2016(2)(4)	7,525	188,125
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	7,864	7,730,527
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	46,883	46,756,017
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	58,335	58,129,413

		$175,799,649

Automotive — 4.9%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	13,622	$13,677,232
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	43,067	43,002,601
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	26,342	26,408,056
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,179	1,180,285
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	37,368	37,367,877
Term Loan, 3.25%, Maturing December 31, 2018	41,600	41,308,800
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	6,700	6,695,812
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	9,525	9,560,719
Federal-Mogul Corporation
Term Loan, 4.75%, Maturing March 21, 2021	41,100	40,843,125

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Gates Investments, Inc.
Term Loan, 3.75%, Maturing September 29, 2016		15,973	$15,988,445
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		39,075	39,197,109
INA Beteiligungsgesellschaft GmbH
Term Loan, 3.14%, Maturing April 22, 2016	EUR	8,788	12,265,845
Term Loan, 4.25%, Maturing January 27, 2017		4,650	4,667,419
Metaldyne, LLC
Term Loan, 4.25%, Maturing December 18, 2018		24,483	24,562,085
Term Loan, 4.75%, Maturing December 18, 2018	EUR	2,469	3,446,425
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,930	6,946,941
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,375	15,345,741
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		5,915	5,941,054
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		26,687	26,745,204
Visteon Corporation
Term Loan, Maturing May 27, 2021(3)		11,050	10,979,214

			$386,129,989

Beverage and Tobacco — 0.5%
Constellation Brands, Inc.
Term Loan, 2.75%, Maturing June 5, 2020		5,508	$5,526,162
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	22,975	32,186,464

			$37,712,626

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		4,389	$4,432,890

			$4,432,890

Building and Development — 1.3%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		14,850	$14,788,493
Armstrong World Industries, Inc.
Term Loan, 3.50%, Maturing March 16, 2020		1,930	1,933,387
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		3,592	3,597,607
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		5,547	5,567,061

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	11,500	$11,442,500
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	14,627	14,637,470
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,500	2,565,625
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	12,842	12,866,182
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	299	298,867
Term Loan, 3.75%, Maturing March 5, 2020	25,432	25,400,204
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	4,553	4,574,315
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,487	2,507,333

		$100,179,044

Business Equipment and Services — 11.3%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018	42,271	$42,464,499
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	29,733	29,800,378
Allied Security Holdings, LLC
Term Loan, 1.63%, Maturing February 12, 2021(5)	1,933	1,925,693
Term Loan, 4.25%, Maturing February 12, 2021	5,342	5,322,026
Altegrity, Inc.
Term Loan, 5.00%, Maturing February 21, 2015	9,024	8,840,501
Term Loan, 7.75%, Maturing February 21, 2015	1,493	1,469,210
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	6,846	6,846,493
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021	4,325	4,334,009
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	16,639	16,583,467
BAR/BRI Review Courses, Inc.
Term Loan, 4.50%, Maturing July 17, 2019	5,960	5,972,472
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	18,653	18,631,594
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,748	2,756,252
Campaign Monitor Finance Pty Limited
Term Loan, 5.50%, Maturing March 18, 2021	7,525	7,393,312
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	4,725	4,708,968

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,261	$13,230,451
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017		11,091	11,111,766
ClientLogic Corporation
Term Loan, 6.98%, Maturing January 30, 2017		3,293	3,331,262
Term Loan, 7.24%, Maturing January 30, 2017	GBP	3,341	5,301,797
Connolly, LLC
Term Loan, 5.00%, Maturing January 29, 2021		4,988	5,015,555
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		1,872	1,888,641
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		19,834	19,697,986
Education Management LLC
Revolving Loan, 5.51%, Maturing June 1, 2015		7,500	6,187,500
Term Loan, 4.25%, Maturing June 1, 2016		11,353	9,465,730
Term Loan, 8.25%, Maturing March 29, 2018		13,847	12,393,037
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		43,321	43,442,747
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		25,951	25,930,302
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		32,469	31,048,920
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		7,725	7,840,875
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		3,076	3,069,501
Term Loan, 4.00%, Maturing November 6, 2020		12,023	11,998,958
Term Loan, 5.02%, Maturing November 6, 2020	CAD	5,920	5,410,446
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		12,882	12,898,109
Term Loan, 4.75%, Maturing February 7, 2020	EUR	990	1,382,633
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		23,170	23,158,719
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		10,472	10,532,784
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		24,511	24,422,826
Term Loan, 3.75%, Maturing March 17, 2021	EUR	16,257	22,751,865
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		13,403	13,436,097
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		23,435	23,401,738
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		8,050	8,105,344

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	9,717	$9,729,312
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021	17,759	17,698,077
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	40,892	41,070,674
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020	13,354	13,838,091
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	12,838	12,821,707
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	18,448	17,986,312
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018	17,265	17,303,135
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019	4,425	4,395,131
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019	4,963	4,901,501
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	13,358	13,435,791
Term Loan - Second Lien, 8.75%, Maturing April 2, 2019	1,000	1,025,625
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	53,011	52,984,552
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017	3,881	3,882,916
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017	15,378	15,387,548
Term Loan, 4.41%, Maturing January 31, 2017	14,832	14,871,305
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017	6,285	6,294,734
Term Loan, 4.00%, Maturing March 9, 2020	41,512	41,600,709
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020	5,789	5,825,476
TransUnion, LLC
Term Loan, 4.00%, Maturing March 17, 2021	44,300	44,182,339
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017	343	346,446
Term Loan, 6.00%, Maturing July 28, 2017	2,243	2,262,927
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	4,287	4,276,008
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018	25,106	24,829,162

		$884,453,941

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 4.8%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		3,992	$3,958,462
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		2,266	2,264,957
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		29,195	29,120,406
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		15,508	15,284,888
Term Loan, 3.00%, Maturing January 3, 2021		16,016	15,784,763
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		5,835	5,823,811
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		21,240	20,931,973
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		14,863	14,950,812
MCC Iowa LLC
Term Loan, 1.87%, Maturing January 31, 2015		1,333	1,332,021
Term Loan, 3.25%, Maturing January 29, 2021		6,948	6,872,238
Mediacom Illinois, LLC
Term Loan, 1.62%, Maturing January 30, 2015		1,891	1,890,032
Term Loan, 3.12%, Maturing October 23, 2017		2,818	2,823,594
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		10,878	10,550,572
UPC Financing Partnership
Term Loan, 3.98%, Maturing March 31, 2021	EUR	26,812	37,414,757
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,536,430
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	12,450	21,125,673
Term Loan, 3.50%, Maturing June 8, 2020		60,475	60,048,409
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		3,234	3,236,756
YPSO France SAS
Term Loan, 4.26%, Maturing December 29, 2017	EUR	291	404,110
Term Loan, 4.26%, Maturing December 29, 2017	EUR	2,579	3,578,446
Term Loan, 4.26%, Maturing December 29, 2017	EUR	2,774	3,849,033
Term Loan, 4.26%, Maturing December 29, 2017	EUR	4,465	6,194,216
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,736	7,958,055
Term Loan, 4.26%, Maturing December 29, 2017	EUR	5,952	8,257,529
Term Loan, 4.01%, Maturing December 26, 2018	EUR	8,599	11,929,238
Term Loan, 4.51%, Maturing December 31, 2018	EUR	54	74,417
Ziggo N.V.
Term Loan, 3.25%, Maturing January 15, 2022		5,844	5,750,502
Term Loan, 3.25%, Maturing January 15, 2022		9,069	8,923,546
Term Loan, 3.50%, Maturing January 15, 2022	EUR	4,290	5,890,251
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,659	9,143,312

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo N.V. (continued)
Term Loan, Maturing January 15, 2022(3)	EUR	4,991	$6,853,536
Term Loan, Maturing January 15, 2022(3)	EUR	7,061	9,696,016
Term Loan, Maturing January 15, 2022(3)		9,612	9,457,522

			$377,910,283

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,194	$10,219,368
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,754	3,835,349
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,289	5,302,339
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		20,247	20,246,829
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020		42,174	42,118,254
Term Loan, 4.25%, Maturing February 3, 2020	EUR	3,970	5,547,119
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		4,200	4,231,523
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		1,806	1,810,824
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		6,684	6,734,229
Huntsman International, LLC
Term Loan, 2.69%, Maturing April 19, 2017		3,432	3,428,624
Term Loan, Maturing October 15, 2020(3)		18,075	18,065,963
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	7,785	10,837,329
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		55,591	55,158,898
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		5,075	5,105,135
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		17,150	17,116,099
Momentive Performance Materials Inc.
DIP Loan, Maturing April 30, 2015(3)		2,625	2,611,875
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		219	221,268
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		7,172	7,199,256
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,915	6,923,894
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	2,037,500

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,990	$2,785,623
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		4,816	4,828,422
Term Loan, 5.51%, Maturing June 8, 2020	CAD	7,189	6,596,084
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		24,762	24,770,994
Schoeller Arca Systems Holding B.V.
Term Loan, 4.79%, Maturing December 18, 2014	EUR	289	352,886
Term Loan, 4.79%, Maturing December 18, 2014	EUR	824	1,006,142
Term Loan, 4.79%, Maturing December 18, 2014	EUR	887	1,082,707
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,375	1,386,345
Taminco Global Chemical Corporation
Term Loan, 3.25%, Maturing February 15, 2019		3,920	3,894,748
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,900	9,887,812
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		38,580	38,604,415
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		36,189	36,175,584
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,638	2,644,579
WR Grace & Co.
Term Loan, 3.00%, Maturing January 31, 2021		3,776	3,759,794
Term Loan, 3.25%, Maturing January 31, 2021	EUR	1,500	2,087,527
Term Loan, 1.00%, Maturing February 3, 2021(5)		1,349	1,342,784

			$369,958,121

Conglomerates — 0.8%
Autobahn Tank & Rast GmbH
Term Loan, 3.81%, Maturing December 4, 2018	EUR	3,050	$4,252,572
Term Loan, 4.06%, Maturing December 10, 2019	EUR	2,550	3,567,221
Financiere SPIE S.A.S.
Term Loan, 4.27%, Maturing August 30, 2018	EUR	1,509	2,106,672
Term Loan, 4.27%, Maturing August 30, 2018	EUR	5,991	8,363,480
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,196	11,224,479
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	9,501	13,247,373
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		8,433	8,438,528
Term Loan, 5.00%, Maturing December 17, 2019	CAD	14,425	13,144,623

			$64,344,948

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020		44,346	$43,946,496
Term Loan, 3.75%, Maturing January 6, 2021		34,096	33,944,480
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		17,173	17,255,960
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,200	4,190,374
Pelican Products, Inc.
Term Loan, 5.25%, Maturing March 20, 2020		6,360	6,423,928
Ranpak Corporation
Term Loan, 4.50%, Maturing April 23, 2019		5,562	5,607,580
Term Loan, 4.75%, Maturing April 23, 2019	EUR	2,864	4,008,099
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		19,128	19,165,554
Signode Industrial Group US Inc.
Term Loan, Maturing March 21, 2021(3)		13,375	13,343,649
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		4,738	4,742,077

			$152,628,197

Cosmetics / Toiletries — 0.5%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		640	$641,635
Revlon Consumer Products Corporation
Term Loan, 3.25%, Maturing November 20, 2017		2,225	2,224,072
Term Loan, 4.00%, Maturing October 8, 2019		19,327	19,329,578
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		19,181	18,533,883

			$40,729,168

Drugs — 2.8%
Akorn, Inc.
Term Loan, 4.50%, Maturing August 27, 2020		6,450	$6,470,105
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		7,023	7,017,520
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		7,625	7,701,357
Catalent Pharma Solutions Inc.
Term Loan, 3.65%, Maturing September 15, 2016		7,904	7,917,933
Term Loan, 4.25%, Maturing September 15, 2017		12,674	12,692,650
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		3,825	3,799,499
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		8,475	8,521,790

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Ikaria, Inc. (continued)
Term Loan - Second Lien, 8.75%, Maturing February 14, 2022		3,250	$3,298,750
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing March 28, 2021		21,775	21,686,398
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		25,939	25,876,889
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		19,975	19,962,454
Term Loan, 3.75%, Maturing December 11, 2019		23,652	23,635,456
Term Loan, 3.75%, Maturing August 5, 2020		43,535	43,574,732
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		24,282	24,281,926
Term Loan, 3.77%, Maturing April 3, 2017	EUR	1,215	1,694,592

			$218,132,051

Ecological Services and Equipment — 0.6%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		48,992	$48,690,686

			$48,690,686

Electronics / Electrical — 10.9%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		14,581	$14,647,025
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		9,129	9,146,242
Answers Corporation
Term Loan, 6.50%, Maturing December 20, 2018		7,851	7,870,252
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020		8,700	8,787,000
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		26,369	26,506,759
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		14,746	14,782,671
Avago Technologies Limited
Term Loan, Maturing December 16, 2020(3)		64,200	64,425,727
Belden Finance 2013 LP
Term Loan, 3.25%, Maturing October 2, 2020		3,980	3,983,085
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		13,412	13,416,005
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		17,150	17,600,187
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		961	963,221

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		11,094	$11,119,578
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,725	16,693,510
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 26, 2021		5,175	5,164,220
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		12,040	12,015,579
Term Loan, 4.50%, Maturing April 29, 2020		92,023	91,805,360
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		14,050	14,056,481
Entegris, Inc.
Term Loan, Maturing February 4, 2021(3)		5,125	5,076,953
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020		9,390	9,456,406
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		6,043	6,040,230
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		7,850	7,918,688
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		15,189	15,189,307
Term Loan, 5.00%, Maturing January 15, 2021		4,971	4,993,009
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018		39,264	39,214,445
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		13,465	13,532,740
Infor (US), Inc.
Term Loan, 4.00%, Maturing June 1, 2020	EUR	3,935	5,486,453
Term Loan, 3.75%, Maturing June 3, 2020		3,222	3,198,371
Term Loan, 3.75%, Maturing June 3, 2020		60,096	59,768,735
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		36,537	36,771,289
Micro Holding, L.P.
Term Loan, 6.25%, Maturing March 18, 2019		10,046	10,108,982
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		6,984	6,943,922
NXP B.V.
Term Loan, 3.75%, Maturing January 11, 2020		18,607	18,490,209
Open Text Corporation
Term Loan, 3.25%, Maturing January 16, 2021		9,352	9,360,334
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing March 20, 2021		7,350	7,350,000
Term Loan - Second Lien, 8.00%, Maturing April 1, 2022		2,450	2,448,978

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		7,625	$7,648,747
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		3,000	3,022,500
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019		9,310	9,269,452
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		55,290	55,255,602
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019		15,994	16,193,468
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 12, 2019		5,436	5,451,948
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021		6,975	7,009,875
Term Loan, 5.25%, Maturing January 27, 2021	EUR	4,500	6,286,967
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018		7,212	7,311,545
SkillSoft Corporation
Term Loan, Maturing April 1, 2021(3)		15,300	15,280,875
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,467	10,035,166
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018		10,661	10,668,648
SS&C Technologies Holdings Europe S.A.R.L.
Term Loan, 3.25%, Maturing June 7, 2019		825	823,340
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019		6,500	6,487,796
StoneRiver Group, L.P.
Term Loan, 4.50%, Maturing November 29, 2019		3,448	3,442,463
SumTotal Systems LLC
Term Loan, 6.26%, Maturing November 16, 2018		18,277	18,253,944
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019		8,072	8,112,583
Sybil Software LLC
Term Loan, 5.00%, Maturing March 18, 2020		12,450	12,437,027
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019		26,446	26,468,020
Wall Street Systems, Inc.
Term Loan, Maturing March 6, 2021(3)		16,300	16,300,000
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017		11,449	11,544,772
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020		7,196	7,210,613

			$858,847,304

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	16,500	$16,515,477

		$16,515,477

Financial Intermediaries — 5.0%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	9,338	$9,353,066
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	6,387	6,447,275
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,500	1,485,000
CB Richard Ellis Services, Inc.
Term Loan, 2.90%, Maturing March 29, 2021	1,238	1,235,963
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	22,129	22,159,827
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	16,200	16,047,464
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	7,000	6,992,342
Term Loan, 4.15%, Maturing March 23, 2018	19,255	19,258,696
Term Loan, 4.15%, Maturing September 24, 2018	24,150	24,157,559
Geo Group, Inc. (The)
Term Loan, 3.25%, Maturing April 3, 2020	1,139	1,137,077
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,262	25,135,379
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	15,099	15,163,296
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	3,898	3,907,870
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	6,558	6,492,213
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	8,784	8,805,584
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	17,215	17,100,337
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,840	8,873,318
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	5,263	5,279,385
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	20,329	19,897,130
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	53,737	53,808,599
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	11,684	11,800,692

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		16,112	$16,205,395
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016		10,856	10,401,978
RCS Capital Corporation
Term Loan, 6.50%, Maturing March 31, 2019		10,975	11,115,623
Term Loan - Second Lien, 10.50%, Maturing January 16, 2021		1,750	1,800,312
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019		6,401	6,425,482
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		17,147	17,075,671
Transfirst Holdings, Inc.
Term Loan, 4.00%, Maturing December 27, 2017		5,537	5,551,196
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020		6,334	6,429,137
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020		36,765	36,546,382

			$396,089,248

Food Products — 5.1%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		34,019	$34,093,462
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018		1,423	1,416,011
Autobar BV (Acorn 3 BV)
Term Loan, 5.85%, Maturing October 31, 2019	EUR	14,600	15,140,837
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020		27,637	27,450,646
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019		12,021	12,081,561
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		3,623	3,643,002
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020		9,305	9,369,820
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,299	22,287,963
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,000	12,004,941
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		44,699	44,721,037
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		64,240	64,404,208

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Hearthside Food Solutions, LLC
Term Loan, 4.50%, Maturing June 7, 2018		2,819	$2,818,700
Term Loan, 6.50%, Maturing June 7, 2018		4,351	4,362,098
High Liner Foods Incorporated
Term Loan, Maturing April 24, 2021(3)		8,825	8,802,937
Iglo Foods Midco Limited
Term Loan, 5.27%, Maturing January 31, 2018	EUR	5,500	7,685,864
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,849,716
Term Loan, 3.75%, Maturing September 18, 2020		13,855	13,831,558
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		5,479	5,491,908
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		49,959	49,990,649
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		5,970	5,929,888
Term Loan, 3.25%, Maturing April 29, 2020		30,492	30,274,196
Regentrealm Limited
Term Loan, 5.02%, Maturing July 29, 2020	GBP	4,775	8,129,771
United Biscuits Holdco Limited
Term Loan, 4.29%, Maturing July 29, 2020	EUR	1,825	2,560,396

			$402,341,169

Food Service — 3.8%
Aramark Corporation
Term Loan, 1.87%, Maturing July 26, 2016		441	$441,830
Term Loan, 1.87%, Maturing July 26, 2016		918	916,175
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		2,494	2,504,660
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(4)		265	265,450
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		11,032	11,088,660
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		10,175	10,107,163
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019		4,578	4,589,221
Darling International Inc.
Term Loan, 3.25%, Maturing January 6, 2021		6,825	6,810,074
Term Loan, 3.50%, Maturing January 6, 2021	EUR	9,550	13,295,558
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		4,938	4,960,281
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		51,133	50,692,071

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		20,182	$20,225,834
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,693	13,709,892
OSI Restaurant Partners, LLC
Term Loan, 3.50%, Maturing October 25, 2019		43,668	43,616,521
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,820	6,828,603
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,836	1,827,326
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		58,241	58,392,259
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		45,158	35,311,015
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		12,323	12,307,980

			$297,890,573

Food / Drug Retailers — 3.3%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		6,081	$6,104,107
Term Loan, 4.75%, Maturing March 21, 2019		20,750	20,853,871
Alliance Boots Holdings Limited
Term Loan, 3.76%, Maturing July 10, 2017	EUR	4,249	5,913,222
Term Loan, 3.96%, Maturing July 10, 2017	GBP	46,200	78,077,210
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		43,070	42,833,970
Iceland Foods Group Limited
Term Loan, 4.27%, Maturing March 8, 2019	EUR	2,725	3,823,058
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		1,699	1,709,702
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		41,447	41,425,482
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		25,291	25,878,607
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		30,021	29,980,813

			$256,600,042

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		3,945	$3,994,502
SIG Euro Holdings AG & Co. KG
Term Loan, 4.25%, Maturing December 2, 2018	EUR	2,716	3,805,292

			$7,799,794

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 11.3%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		2,468	$2,468,187
Term Loan, 4.25%, Maturing June 30, 2017		5,195	5,196,786
Term Loan, 4.25%, Maturing June 30, 2017		15,563	15,575,116
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,482	17,495,263
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		9,209	9,277,792
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		25,333	25,080,099
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		6,325	6,408,179
Biomet Inc.
Term Loan, 3.66%, Maturing July 25, 2017		57,419	57,577,484
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		5,005	5,036,267
Term Loan, 7.25%, Maturing July 31, 2020		3,003	3,021,760
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,714	4,721,883
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,619	1,618,530
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		14,640	14,637,081
Community Health Systems, Inc.
Term Loan, 3.47%, Maturing January 25, 2017		6,582	6,595,450
Term Loan, 4.25%, Maturing January 27, 2021		62,406	62,678,362
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		3,443	3,449,693
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,427	6,449,043
Term Loan, 4.00%, Maturing November 1, 2019		21,330	21,415,555
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		18,465	18,473,532
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		6,501	6,419,336
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		42,188	42,214,361
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		5,002	4,999,685
Term Loan, 4.75%, Maturing August 28, 2020	EUR	700	979,676
Term Loan, 4.25%, Maturing August 31, 2020		16,346	16,339,580
Term Loan, 4.75%, Maturing August 31, 2020	EUR	2,300	3,220,871
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		21,197	21,004,789

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		49,550	$49,336,638
HCA, Inc.
Term Loan, 2.90%, Maturing March 31, 2017		24,812	24,816,014
Term Loan, 2.98%, Maturing May 1, 2018		23,793	23,795,697
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019		13,501	13,453,939
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,422	21,456,542
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016		12,851	12,898,973
Term Loan, 7.75%, Maturing May 15, 2018		10,584	10,543,956
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		19,400	19,233,276
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,950	4,094,387
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		15,700	15,601,875
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		43,613	43,675,276
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		3,531	3,425,086
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		16,950	16,832,147
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,797	1,800,766
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,731	7,788,740
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		5,621	5,655,648
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021		6,450	6,470,156
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		26,131	26,234,583
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		18,488	18,539,297
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		42,172	42,161,197
PharMedium Healthcare Corporation
Term Loan, 4.25%, Maturing January 28, 2021		5,350	5,327,707
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		16,865	16,809,477
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		14,399	14,385,069
Regionalcare Hospital Partners, Inc.
Term Loan, Maturing April 19, 2019(3)		4,475	4,463,812

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,385	$8,399,385
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		13,702	13,781,484
Select Medical Corporation
Term Loan, 2.99%, Maturing December 20, 2016		1,675	1,670,813
Term Loan, 3.75%, Maturing June 1, 2018		8,825	8,769,623
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018		12,596	12,603,598
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020		11,309	11,210,347
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		15,768	15,746,181
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,918	10,856,608
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		14,511	14,529,241

			$888,721,898

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 15, 2021		2,475	$2,459,531
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		35,981	36,070,620
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,172	21,079,007

			$59,609,158

Industrial Equipment — 3.4%
Alliance Laundry Systems LLC
Term Loan, 4.25%, Maturing December 10, 2018		10,926	$10,958,029
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		45,681	45,297,591
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		2,618	2,643,805
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		4,200	4,297,125
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,032	18,019,565
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,308	4,611,866
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		21,620	21,559,579
Grede LLC
Term Loan, 4.51%, Maturing May 2, 2018		9,178	9,199,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	31,908	$32,017,829
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021	4,575	4,569,281
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020	16,362	16,402,843
Paladin Brands Holding, Inc.
Term Loan, 6.76%, Maturing August 16, 2019	11,035	11,056,004
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	41,531	41,457,698
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	9,670	9,670,408
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	3,100	3,109,687
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	15,290	15,264,293
Terex Corporation
Term Loan, 3.50%, Maturing April 28, 2017	4,873	4,895,687
Unifrax Corporation
Term Loan, 3.48%, Maturing November 28, 2018	4,408	4,402,927
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	4,400	4,426,127

		$263,859,866

Insurance — 3.7%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	18,472	$18,489,221
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	31,724	31,793,521
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	8,603	8,612,402
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	92,150	92,303,875
Term Loan, 4.25%, Maturing July 8, 2020	8,888	8,789,465
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	10,675	10,946,326
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	26,038	26,134,609
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	10,486	10,284,819
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	14,530	14,554,604
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	6,303,116

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	29,024	$29,013,366
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,717	32,635,327

		$289,860,651

Leisure Goods / Activities / Movies — 4.3%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	25,573	$25,573,312
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,986	23,955,821
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	15,373	15,401,482
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	25,406	25,345,503
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	13,671	13,679,665
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	4,027	4,035,975
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	7,464	7,454,232
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing June 1, 2016	1,106	1,108,512
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	21,400	21,547,333
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	8,575	8,643,074
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	14,024	14,024,367
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	2,692	2,712,442
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	6,825	6,799,406
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	12,907	12,869,453
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.40%, Maturing June 28, 2019	8,274	8,301,346
Nord Anglia Education Limited
Term Loan, 4.50%, Maturing March 19, 2021	8,950	8,989,156
Regal Cinemas, Inc.
Term Loan, 2.68%, Maturing August 23, 2017	6,069	6,082,177
Revolution Studios Distribution Company, LLC
Term Loan, 3.91%, Maturing December 21, 2014	4,310	3,809,272
Term Loan - Second Lien, 7.16%, Maturing June 21, 2015(4)	2,825	2,274,407

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019		8,916	$8,913,807
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		23,364	22,890,729
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018		4,730	4,745,157
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018		886	352,330
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020		19,688	19,515,250
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		995	999,975
Term Loan - Second Lien, 9.25%, Maturing September 11, 2020		3,000	3,082,500
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020		11,596	11,277,049
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020		11,687	11,668,433
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		7,200	7,380,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,303	19,155,815
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		18,917	18,858,097

			$341,446,077

Lodging and Casinos — 3.5%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		2,376	$2,363,807
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		4,073	4,075,309
Caesars Entertainment Operating Company
Term Loan, 5.40%, Maturing January 26, 2018		14,517	13,571,432
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		7,930	7,980,925
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		8,358	8,316,210
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		1,842	1,874,235
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 28, 2018	GBP	25,725	43,641,076
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,302	1,333,467
Term Loan, 5.50%, Maturing November 21, 2019		3,037	3,111,424

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	63,476	$63,347,818
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing February 19, 2021	12,225	12,194,437
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	18,628	18,542,939
MGM Resorts International
Term Loan, 2.90%, Maturing December 20, 2017	6,750	6,753,355
Term Loan, 3.50%, Maturing December 20, 2019	35,271	35,105,916
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	7,116	7,107,302
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019	4,080	4,097,348
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020	33,915	33,855,649
Seminole Tribe of Florida
Term Loan, 3.00%, Maturing April 29, 2020	3,906	3,891,353
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	3,507	3,516,143

		$274,680,145

Nonferrous Metals / Minerals — 2.3%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,666	$18,029,805
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	31,334	30,541,999
Constellium Holdco B.V.
Term Loan, 7.00%, Maturing March 25, 2020	8,838	8,992,714
Fairmount Minerals Ltd.
Term Loan, 3.75%, Maturing March 15, 2017	3,507	3,527,542
Term Loan, 4.50%, Maturing September 5, 2019	21,421	21,512,155
Minerals Technology Inc.
Term Loan, Maturing April 14, 2021(3)	20,600	20,599,753
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	15,125	15,251,037
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	9,729	9,295,228
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	16,888	16,877,435
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,730	3,741,343
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	6,400	6,540,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	4,011	$4,000,598
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,230,469
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	19,269	18,614,347

		$178,754,425

Oil and Gas — 3.7%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,480	$27,674,485
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	8,825	9,045,625
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	20,881	21,050,507
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	319	322,880
Term Loan, 9.00%, Maturing June 23, 2017	5,004	5,075,272
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	6,135	6,236,826
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,162,109
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	9,284	9,258,609
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	6,050	6,255,700
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	38,740	38,725,971
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	6,035	6,117,728
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	12,448	12,444,524
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	16,310,610
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	31,371	31,074,821
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	348	349,673
Term Loan, 4.25%, Maturing December 16, 2020	932	937,599
Term Loan, 4.25%, Maturing December 16, 2020	6,700	6,740,114
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 25, 2019	1,354	1,363,059
Term Loan, 4.25%, Maturing September 25, 2019	2,217	2,231,576
Term Loan, 4.25%, Maturing October 1, 2019	16,731	16,809,666

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Tallgrass Operations, LLC
Term Loan, 1.00%, Maturing November 13, 2017(5)		7,500	$7,481,250
Term Loan, 4.25%, Maturing November 13, 2018		16,235	16,363,661
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018		28,896	28,519,284

			$288,551,549

Publishing — 3.4%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019		5,519	$5,553,745
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019		10,783	10,823,293
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019		12,992	13,014,096
Flint Group SA
Term Loan, 5.58%, Maturing December 31, 2016		2,229	2,242,135
Term Loan, 5.58%, Maturing December 31, 2016		3,425	3,445,653
Term Loan, 5.58%, Maturing December 31, 2016		3,495	3,515,638
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		63,096	60,522,659
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		36,642	36,633,949
Term Loan, Maturing April 30, 2021(3)		16,375	16,293,125
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		50,840	50,252,575
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019		4,215	4,250,657
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		10,661	10,697,595
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		5,313	5,372,979
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		3,025	3,035,082
Nelson Education Ltd.
Term Loan, 2.73%, Maturing July 3, 2014		1,338	1,088,443
Newspaper Holdings Inc.
Term Loan, 1.75%, Maturing June 30, 2014		547	544,413
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		5,423	5,481,495
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		12,891	12,705,077
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.25%, Maturing July 23, 2020	EUR	1,990	2,786,995
Term Loan, 5.00%, Maturing August 14, 2020		9,129	9,144,343

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 29, 2014		25	$24,509
Trader Media Corporation Limited
Term Loan, 4.74%, Maturing June 8, 2017	GBP	5,625	9,537,808

			$266,966,264

Radio and Television — 2.6%
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		139	$138,197
Term Loan, 6.90%, Maturing January 30, 2019		17,994	17,872,717
Term Loan, 7.65%, Maturing July 30, 2019		2,571	2,578,740
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		42,724	42,724,373
Entercom Radio, LLC
Term Loan, 4.03%, Maturing November 23, 2018		4,804	4,811,181
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		15,106	14,860,527
Gray Television, Inc.
Term Loan, 4.50%, Maturing October 15, 2019		2,686	2,694,767
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		1,901	1,909,702
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		8,427	8,457,181
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		8,343	8,332,641
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		9,461	9,449,345
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020		18,301	18,057,403
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,841	3,903,798
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,480	2,491,501
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		4,415	4,357,595
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		9,246	9,141,640
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,523	14,480,349
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		28,182	28,078,476
Term Loan, 4.00%, Maturing March 2, 2020		12,897	12,843,213

			$207,183,346

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 5.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,671	$25,759,340
B&M Retail Limited
Term Loan, 5.27%, Maturing February 18, 2019	GBP	8,550	14,489,947
Term Loan, 5.77%, Maturing February 18, 2020	GBP	6,650	11,291,011
Bass Pro Group, LLC
Term Loan, 3.23%, Maturing November 20, 2019		22,883	22,911,042
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		46,124	45,691,216
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	11,308,766
Douglas Holding AG
Term Loan, 4.79%, Maturing December 12, 2019	EUR	4,200	5,885,136
Term Loan, Maturing July 3, 2020(3)	EUR	1,700	2,380,973
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		6,174	6,194,150
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,669	10,720,001
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		33,069	33,363,260
J Crew Group, Inc.
Term Loan, 4.08%, Maturing March 5, 2021		30,175	30,054,300
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		19,715	19,616,560
Men’s Wearhouse, Inc. (The)
Term Loan, Maturing March 11, 2021(3)		14,875	14,854,547
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,409	21,416,393
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		39,127	39,094,345
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		24,077	24,024,234
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,975	1,984,851
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		12,773	12,795,441
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		9,350	9,390,906
Pier 1 Imports (U.S.), Inc.
Term Loan, Maturing April 23, 2021(3)		5,350	5,336,625
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		8,512	8,547,623
Term Loan, 4.25%, Maturing August 7, 2019		1,032	1,035,914
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,325	5,285,062

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		31,083	$31,039,798
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,840	16,149,920
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		4,815	4,712,709
Vivarte SA
Term Loan, 0.00%, Maturing March 9, 2015(2)	EUR	2,640	1,368,753
Term Loan, 0.00%, Maturing March 8, 2016(2)	EUR	2,640	1,368,753
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	684	354,357
Term Loan, 0.00%, Maturing March 30, 2018(2)	EUR	6,816	3,528,980
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	22	584
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	154	4,090
Term Loan - Second Lien, 0.00%, Maturing September 8, 2016(2)	EUR	1,582	42,064
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		3,382	3,243,650

			$445,245,301

Steel — 2.0%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 20, 2014		14,763	$14,825,488
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		80,910	80,966,637
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		8,200	8,202,972
Term Loan, 5.00%, Maturing June 30, 2017	GBP	3,960	6,712,049
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		10,968	10,975,070
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		6,705	6,682,735
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,795	11,820,007
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		1,742	1,740,118
TMS International Corp.
Term Loan, 4.50%, Maturing October 16, 2020		1,496	1,501,237
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		16,620	16,672,075

			$160,098,388

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Surface Transport — 0.8%
Avis Budget Car Rental, LLC
Term Loan, 3.00%, Maturing March 15, 2019	3,366	$3,350,574
Hertz Corporation (The)
Term Loan, 1.88%, Maturing March 9, 2018	9,600	9,528,000
Term Loan, 3.00%, Maturing March 11, 2018	16,203	16,056,243
Term Loan, 3.75%, Maturing March 12, 2018	15,627	15,610,904
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	17,850	17,794,219
Swift Transportation Co. Inc.
Term Loan, 4.00%, Maturing December 21, 2017	3,101	3,112,518

		$65,452,458

Telecommunications — 3.3%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	25,207	$25,008,089
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020	2,723	2,713,992
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	23,269	23,154,461
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	72,600	72,675,649
Midcontinent Communications
Term Loan, 3.50%, Maturing July 30, 2020	1,514	1,512,302
Mitel US Holdings, Inc.
Term Loan, 5.34%, Maturing January 31, 2020	3,192	3,222,589
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021	35,750	35,578,686
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	17,908	17,921,978
Term Loan, 4.00%, Maturing April 23, 2019	22,614	22,635,301
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,888	31,833,076
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	6,597	6,576,758
Term Loan, 3.50%, Maturing January 23, 2020	13,608	13,560,990

		$256,393,871

Utilities — 1.8%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	8,860	$8,880,186
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,121	6,958,739
Term Loan, 3.25%, Maturing January 31, 2022	8,740	8,583,882

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	4,663	$4,677,110
Term Loan, 4.00%, Maturing April 2, 2018	14,318	14,353,652
Term Loan, 4.00%, Maturing October 9, 2019	12,904	12,936,765
Term Loan, 4.00%, Maturing October 30, 2020	3,367	3,375,279
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,138	17,131,339
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	5,593	5,620,553
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	8,965	8,981,767
Term Loan, 4.25%, Maturing December 31, 2019	5,886	5,893,507
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	4,309	4,314,177
NRG Energy, Inc.
Term Loan, 2.75%, Maturing July 2, 2018	8,831	8,746,809
PowerTeam Services, LLC
Term Loan, 3.68%, Maturing May 6, 2020	1,006	993,919
Term Loan, 4.25%, Maturing May 6, 2020	8,072	8,018,515
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	12,771	12,923,089
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	3,815	3,833,324
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	3,000	3,035,625

		$139,258,237

Total Senior Floating-Rate Interests (identified cost $9,245,300,903)		$9,223,266,834

Corporate Bonds & Notes — 4.5%

Security	Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	1,000	$1,062,500

		$1,062,500

Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	4,200	$4,431,000

		$4,431,000

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.5%
Nara Cable Funding II Ltd.
8.50%, 3/1/20(7)	EUR	7,500	$12,486,144
Nara Cable Funding, Ltd.
8.875%, 12/1/18(7)		4,995	5,419,575
8.875%, 12/1/18(7)		7,074	7,622,235
Numericable Group SA
4.875%, 5/15/19(7)(8)		5,225	5,283,781
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,000	4,060,000
5.625%, 4/15/23(7)	EUR	5,000	7,518,809

			$42,390,544

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		9,500	$9,915,625
Ineos Finance PLC
7.25%, 2/15/19(7)(9)	EUR	3,000	4,396,163
8.375%, 2/15/19(7)		3,800	4,199,000
7.50%, 5/1/20(7)		2,375	2,606,563
Polymer Group, Inc.
7.75%, 2/1/19		2,500	2,693,750
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		12,350	13,183,625

			$36,994,726

Containers and Glass Products — 0.3%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,291,875
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		1,850	1,961,000
3.828%, 10/15/20(7)(9)	EUR	3,000	4,465,212

			$27,718,087

Diversified Financial Services — 0.1%
KION Finance SA
6.75%, 2/15/20(7)	EUR	3,000	$4,591,779

			$4,591,779

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC
8.875%, 4/29/16(7)	GBP	6,000	$10,434,307

			$10,434,307

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$3,045,000
9.00%, 11/15/18(7)	CAD	2,000	1,831,577

			$4,876,577

Electronics / Electrical — 0.1%
Trionista Holdco GmbH
5.00%, 4/30/20(7)	EUR	3,000	$4,370,150

			$4,370,150

Entertainment — 0.2%
Vougeot Bidco PLC
5.578%, 7/15/20(7)(9)	EUR	6,875	$9,681,478
7.875%, 7/15/20(7)	GBP	3,500	6,471,854

			$16,153,332

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		750	$838,125
7.125%, 9/1/18(7)		750	872,813

			$1,710,938

Financial Intermediaries — 0.1%
First Data Corp.
7.375%, 6/15/19(7)		2,500	$2,687,500
6.75%, 11/1/20(7)		2,575	2,761,687

			$5,449,187

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		14,000	$14,157,500
HJ Heinz Co.
4.25%, 10/15/20(7)		10,000	9,880,000
Picard Groupe SA
4.597%, 8/1/19(7)(9)	EUR	4,000	5,660,274

			$29,697,774

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$19,204,594
5.125%, 8/1/21(7)		13,150	13,478,750

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
4.75%, 5/1/23		4,650	$4,580,250
inVentiv Health, Inc.
9.00%, 1/15/18(7)		6,275	6,682,875
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,437
4.375%, 10/1/21		6,225	5,999,344

			$63,094,250

Home Furnishings — 0.0%(6)
Libbey Glass, Inc.
6.875%, 5/15/20		202	$208,454
Sanitec Corp.
5.037%, 5/15/18(7)(9)	EUR	1,775	2,495,789

			$2,704,243

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(4)(10)		224	$177,248

			$177,248

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		3,000	$3,255,000
Galaxy Bidco, Ltd.
5.521%, 11/15/19(7)(9)(10)	GBP	2,500	4,273,761
Towergate Finance PLC
6.027%, 2/15/18(7)(9)	GBP	7,375	12,623,158

			$20,151,919

Leisure Goods / Activities / Movies — 0.0%(6)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		2,000	$2,095,000

			$2,095,000

Lodging and Casinos — 0.1%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		5,550	$4,814,625
9.00%, 2/15/20		2,500	2,193,750
9.00%, 2/15/20		6,350	5,564,187

			$12,572,562

Security		Principal Amount* (000’s omitted)	Value

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		1,709	$1,828,631
Univision Communications, Inc.
6.75%, 9/15/22(7)		3,075	3,397,875

			$5,226,506

Telecommunications — 0.5%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,000	$2,210,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		5,050	5,201,500
6.00%, 4/15/21(7)	GBP	5,175	9,207,105
5.50%, 1/15/25(7)	GBP	3,000	5,084,192
5.50%, 1/15/25(7)		5,875	5,926,406
Wind Acquisition Finance SA
5.595%, 4/30/19(7)(9)	EUR	4,825	6,809,097
6.50%, 4/30/20(7)		3,150	3,390,187

			$37,828,487

Utilities — 0.3%
Calpine Corp.
7.50%, 2/15/21(7)		7,217	$7,902,615
6.00%, 1/15/22(7)		2,000	2,135,000
7.875%, 1/15/23(7)		6,294	7,080,750
5.875%, 1/15/24(7)		5,000	5,156,250

			$22,274,615

Total Corporate Bonds & Notes (identified cost $336,380,793)			$356,005,731

Asset-Backed Securities — 0.6%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2013-14A, Class C1, 3.077%, 4/15/25(7)(9)		$2,400	$2,377,973
Apidos CLO, Series 2013-14A, Class D, 3.727%, 4/15/25(7)(9)		3,000	2,936,256
Apidos CLO, Series 2013-14A, Class E, 4.627%, 4/15/25(7)(9)		1,500	1,355,519
Apidos CLO, Series 2014-17A, Class B, 3.06%, 4/17/26(7)(8)(9)		3,000	2,972,100
Apidos CLO, Series 2014-17A, Class C, 3.51%, 4/17/26(7)(8)(9)		1,500	1,434,000

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Apidos CLO, Series 2014-17A, Class D, 4.96%, 4/17/26(7)(8)(9)	$1,500	$1,385,550
Ares CLO, Ltd., 2.979%, 10/17/24(7)(9)	2,000	1,969,116
Ares CLO, Ltd., 3.729%, 10/17/24(7)(9)	2,000	1,925,092
Ares CLO, Ltd., 5.129%, 10/17/24(7)(9)	2,000	1,866,352
Avery Point II CLO, Ltd., Series 2013-2A, Class C, 2.976%, 7/17/25(7)(9)	2,000	2,011,440
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.676%, 7/17/25(7)(9)	1,670	1,625,343
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.476%, 7/17/25(7)(9)	1,670	1,508,635
Babson Ltd., Series 2013-IA, Class C, 2.928%, 4/20/25(7)(9)	3,150	3,116,361
Babson Ltd., Series 2013-IA, Class D, 3.728%, 4/20/25(7)(9)	2,475	2,425,988
Babson Ltd., Series 2013-IA, Class E, 4.628%, 4/20/25(7)(9)	1,500	1,386,229
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.877%, 7/15/25(7)(9)	2,000	1,969,880
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.627%, 7/15/25(7)(9)	2,000	1,984,792
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.827%, 7/15/25(7)(9)	1,600	1,489,578
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.928%, 4/20/25(7)(9)	2,625	2,577,611
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.728%, 4/20/25(7)(9)	2,900	2,833,175
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 2.976%, 7/17/25(7)(9)	1,500	1,482,013
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.576%, 7/17/25(7)(9)	1,500	1,443,687
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.726%, 7/17/25(7)(9)	1,800	1,665,590

Total Asset-Backed Securities (identified cost $45,831,736)		$45,742,280

Common Stocks — 0.2%

Security	Shares	Value

Automotive — 0.0%(6)
Dayco Products, LLC(4)(10)	48,926	$2,201,670

		$2,201,670

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(4)(10)(11)	105,043	$590,867

		$590,867

Security	Shares	Value

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(4)(10)(11)	162,236	$671,430
Sanitec Europe Oy E Units(4)(10)(11)	154,721	0

		$671,430

Investment Services — 0.0%
Safelite Realty Corp.(4)(11)(12)	20,048	$0

		$0

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(4)(10)(11)	167,709	$1,760,941
Tropicana Entertainment, Inc.(10)(11)	40,751	725,368

		$2,486,309

Publishing — 0.2%
ION Media Networks, Inc.(4)(10)(11)	13,247	$4,025,763
Media General, Inc.(4)(10)(11)	344,120	4,679,688
MediaNews Group, Inc.(10)(11)	66,239	1,838,129

		$10,543,580

Total Common Stocks (identified cost $5,346,973)		$16,493,856

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(13)	$69,290	$69,289,947

Total Short-Term Investments (identified cost $69,289,947)		$69,289,947

Total Investments — 123.6% (identified cost $9,702,150,352)		$9,710,798,648

Less Unfunded Loan Commitments — (0.2)%		$(14,869,663)

Net Investments — 123.4% (identified cost $9,687,280,689)		$9,695,928,985

Other Assets, Less Liabilities — (23.4)%		$(1,836,191,582)

Net Assets — 100.0%		$7,859,737,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

CAD	–	Canadian Dollar
DIP	–	Debtor In Possession
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(3)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(5)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $290,302,616 or 3.7% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $9,617,990,742)	$9,626,639,038
Affiliated investment, at value (identified cost, $69,289,947)	69,289,947
Cash	31,920,877
Restricted cash*	7,600,011
Foreign currency, at value (identified cost, $70,044,530)	70,060,435
Interest receivable	36,087,969
Interest receivable from affiliated investment	6,673
Receivable for investments sold	75,872,034
Receivable for open forward foreign currency exchange contracts	15,175
Prepaid expenses	281,462
Total assets	$9,917,773,621

Liabilities
Notes payable	$1,750,000,000
Payable for investments purchased	281,192,453
Payable for when-issued securities	14,541,650
Payable for open forward foreign currency exchange contracts	6,936,312
Payable to affiliates:
Investment adviser fee	3,236,949
Trustees’ fees	5,667
Accrued expenses	2,123,187
Total liabilities	$2,058,036,218
Net Assets applicable to investors’ interest in Portfolio	$7,859,737,403

Sources of Net Assets
Investors’ capital	$7,858,204,637
Net unrealized appreciation	1,532,766
Total	$7,859,737,403

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income	$208,805,982
Dividends	1,242,653
Interest allocated from affiliated investment	63,085
Expenses allocated from affiliated investment	(7,010)
Total investment income	$210,104,710

Expenses
Investment adviser fee	$18,713,621
Trustees’ fees and expenses	34,000
Custodian fee	1,013,023
Legal and accounting services	286,321
Interest expense and fees	8,857,041
Miscellaneous	134,451
Total expenses	$29,038,457
Deduct —
Reduction of custodian fee	$272
Total expense reductions	$272

Net expenses	$29,038,185

Net investment income	$181,066,525

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$17,670,731
Investment transactions allocated from affiliated investment	358
Foreign currency and forward foreign currency exchange contract transactions	(16,762,145)
Net realized gain	$908,944
Change in unrealized appreciation (depreciation) —
Investments	$(36,212,439)
Foreign currency and forward foreign currency exchange contracts	(3,183,392)
Net change in unrealized appreciation (depreciation)	$(39,395,831)

Net realized and unrealized loss	$(38,486,887)

Net increase in net assets from operations	$142,579,638

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$181,066,525	$252,411,204
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	908,944	12,849,518
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(39,395,831)	19,756,572
Net increase in net assets from operations	$142,579,638	$285,017,294
Capital transactions —
Contributions	$889,494,896	$3,754,947,379
Withdrawals	(286,013,755)	(168,069,419)
Net increase in net assets from capital transactions	$603,481,141	$3,586,877,960

Net increase in net assets	$746,060,779	$3,871,895,254

Net Assets
At beginning of period	$7,113,676,624	$3,241,781,370
At end of period	$7,859,737,403	$7,113,676,624

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2014
Net increase in net assets from operations	$142,579,638
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,476,614,458)
Investments sold and principal repayments	1,427,188,974
Increase in short-term investments, net	(68,060,411)
Net amortization/accretion of premium (discount)	(1,237,494)
Decrease in restricted cash	9,890,975
Increase in dividends and interest receivable	(5,714,541)
Increase in interest receivable from affiliated investment	(2,065)
Decrease in receivable for open forward foreign currency exchange contracts	1,620,529
Increase in prepaid expenses	(61,312)
Increase in payable for open forward foreign currency exchange contracts	1,706,551
Increase in payable to affiliate for investment adviser fee	337,824
Increase in accrued expenses	392,352
Decrease in unfunded loan commitments	(2,554,744)
Net change in unrealized (appreciation) depreciation from investments	36,212,439
Net realized gain from investments	(17,670,731)
Return of capital distributions from investments	3,786,788
Net cash used in operating activities	$(948,199,686)

Cash Flows From Financing Activities
Proceeds from capital contributions	$889,494,896
Payments for capital withdrawals	(286,013,755)
Proceeds from notes payable	725,000,000
Repayment of notes payable	(350,000,000)
Net cash provided by financing activities	$978,481,141

Net increase in cash*	$30,281,455

Cash at beginning of period(1)	$71,699,857

Cash at end of period(1)	$101,981,312

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$8,527,981

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $73,239.

(1)	Balance includes foreign currency, at value.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees(1)	0.53	%(2)	0.52%	0.61%	0.65%	0.72%	0.76%
Interest and fee expense	0.23	%(2)	0.22%	0.34%	0.39%	0.56%	1.31%
Total expenses	0.76	%(2)	0.74%	0.95%	1.04%	1.28%	2.07%
Net investment income	4.74	%(2)	4.97%	5.73%	5.31%	5.15%	5.97%
Portfolio Turnover	16	%(3)	29%	37%	59%	37%	32%

Total Return	1.92	%(3)	6.25%	9.94%	5.54%	14.14%	38.19%

Net assets, end of period (000’s omitted)	$7,859,737		$7,113,677	$3,241,781	$1,645,880	$1,347,695	$1,263,528

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Short Duration Strategic Income Fund held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

42

Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, and 0.375% over $10 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee totaled $18,713,621 or 0.49% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,481,299,192 and $1,477,628,791, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,687,864,468

Gross unrealized appreciation	$79,214,364
Gross unrealized depreciation	(71,149,847)

Net unrealized appreciation	$8,064,517

5  Restricted Securities

At April 30, 2014, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Safelite Realty Corp.	9/29/00 - 11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

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Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/30/14	British Pound Sterling 48,929,789	United States Dollar 81,487,915	Goldman Sachs International	$—	$(1,106,980)	$(1,106,980)
5/30/14	British Pound Sterling 3,000,000	United States Dollar 4,966,494	State Street Bank and Trust	—	(97,593)	(97,593)
5/30/14	Canadian Dollar 29,977,714	United States Dollar 26,836,502	JPMorgan Chase Bank	—	(495,648)	(495,648)
5/30/14	Euro 1,997,500	United States Dollar 2,760,685	Citibank NA	—	(10,384)	(10,384)
5/30/14	Euro 96,197,308	United States Dollar 131,646,978	Citibank NA	—	(1,804,534)	(1,804,534)
5/30/14	Euro 3,918,750	United States Dollar 5,451,534	Deutsche Bank	15,175	—	15,175
6/30/14	British Pound Sterling 48,536,732	United States Dollar 80,606,892	Citibank NA	—	(1,304,919)	(1,304,919)
6/30/14	Euro 105,483,745	United States Dollar 144,957,345	HSBC Bank USA	—	(1,365,019)	(1,365,019)
7/31/14	British Pound Sterling 72,377,509	United States Dollar 121,559,112	HSBC Bank USA	—	(557,762)	(557,762)
7/31/14	Euro 84,626,113	United States Dollar 117,191,088	Goldman Sachs International	—	(193,473)	(193,473)

				$15,175	$(6,936,312)	$(6,921,137)

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $6,936,312. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $7,600,011 at April 30, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on

45

Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Porfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$15,175	(1)	$(6,936,312	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Deutsche Bank	$15,175	$—	$—	$—	$15,175

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank NA	$(3,119,837)	$—	$—	$2,450,011	$(669,826)
Goldman Sachs International	(1,300,453)	—	—	990,000	(310,453)
HSBC Bank USA	(1,922,781)	—	—	1,922,781	—
JPMorgan Chase Bank	(495,648)	—	—	440,000	(55,648)
State Street Bank and Trust	(97,593)	—	—	—	(97,593)

	$(6,936,312)	$—	$—	$5,802,792	$(1,133,520)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

46

Senior Debt Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and where primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$(17,918,023	)(1)	$(3,327,080	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $666,105,000.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $2.315 billion ($2.215 billion prior to March 19, 2014 and $1.7 billion prior to November 11, 2013) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2015, the Portfolio also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the amount of the facility. Program and commitment fees for the six months ended April 30, 2014 totaled $7,405,500 and are included in interest expense in the Statement of Operations. At April 30, 2014, the Portfolio had borrowings outstanding under the Agreement of $1,750,000,000 at an interest rate of 0.20%. The carrying amount of the borrowings at April 30, 2014 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2014. For the six months ended April 30, 2014, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,428,314,917 and 0.20%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

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Senior Debt Portfolio

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Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$9,205,669,189	$2,727,982	$9,208,397,171
Corporate Bonds & Notes	—	355,828,483	177,248	356,005,731
Asset-Backed Securities	—	45,742,280	—	45,742,280
Common Stocks	725,368	1,838,129	13,930,359	16,493,856
Short-Term Investments	—	69,289,947	—	69,289,947

Total Investments	$725,368	$9,678,368,028	$16,835,589	$9,695,928,985

Forward Foreign Currency Exchange Contracts	$—	$15,175	$—	$15,175

Total	$725,368	$9,678,383,203	$16,835,589	$9,695,944,160

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(6,936,312)	$—	$(6,936,312)

Total	$—	$(6,936,312)	$—	$(6,936,312)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

48

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

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Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

50

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

51

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763 4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 13, 2014

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	June 13, 2014